Acquisitions (Schedule Of Condensed Combined Pro Forma Information) (Details) (Nokia Corporation [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 971,993 [1]
Net income	$ 368,788
Basic earnings per share	$ 1.76
Diluted earnings per share	$ 1.74

[1]	Nokia revenues prior to the acquisition date were denominated in currencies other than the US dollar; such revenues were re-measured into US dollars in accordance with ASC 830.